As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

AGA Total Return Realty Plus Fund
Portfolio of Investments
March 31, 2007
(Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (a): 86.0%
Apartments: 17.5%
Apartment Investment & Management Co. - Class A	123	$7,096
AvalonBay Communities, Inc.	54	7,020
Developers Diversified Realty Corp.	56	3,522
Essex Property Trust, Inc.	55	7,122
		24,760
Healthcare: 3.5%
Ventas, Inc.	116	4,887

Industrial: 6.1%
AMB Property Corp.	74	4,351
Prologis	65	4,220
		8,571
Lodging: 4.6%
Host Marriott Corp.	249	6,551

Malls: 18.2%
General Growth Properties, Inc.	123	7,942
The Macerich Co.	76	7,019
Simon Property Group, Inc.	64	7,120
Taubman Centers, Inc.	64	3,711
		25,792
Mortgage: 6.4%
iStar Financial, Inc.	60	2,810
Redwood Trust, Inc.	123	6,418
		9,228
Office: 20.1%
Boston Properties, Inc.	3	352
Douglas Emmett, Inc.	219	5,591
PS Business Parks, Inc.	102	7,193
SL Green Realty Corp.	51	6,996
Vornado Realty Trust	69	8,235
		28,367
Specialty: 7.0%
Public Storage, Inc.	55	5,207
Digital Realty Trust, Inc.	118	4,708
		9,915
Strips: 2.6%
Kimco Realty Corp.	76	3,704

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $119,998)		121,775

COMMON STOCKS (a): 13.9%
Home Builders: 5.5%
DR Horton, Inc.	240	5,280
M.D.C. Holdings, Inc.	25	1,202
Standard Pacific Corp.	60	1,252
		7,734
Lodging Real Estate Operating Companies (REOC's): 3.7%
Starwood Hotels & Resorts Worldwide, Inc.	81	5,253

Real Estate Services: 4.7%
Move, Inc.*	1,200	6,648

TOTAL COMMON STOCKS
(Cost $20,355)		19,635

TOTAL INVESTMENT SECURITIES: 99.9%
(Cost $140,353)		141,410
Other Assets in Excess of Liabilities: 0.1%		118
TOTAL NET ASSETS: 100.0%		$141,528

(a) The Fund is primarily invested in the Real Estate Sector and therefore is subject to additional risks.
* Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments                                                                $140,385
Gross unrealized appreciation                                                   6,006
Gross unrealized depreciation                                                  (4,892)
Net unrealized appreciation                                                      $1,114

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
Kendrick W. Kam, President & Treasurer

Date  May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Kendrick W. Kam, President & Treasurer

Date  May 29, 2007

* Print the name and title of each signing officer under his or her signature.